Income Taxes (Tables)	12 Months Ended
Aug. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) consist of the following:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Current income tax expense:
PRC	2,768	13,120	39,995
Deferred income tax (benefit) expense:
PRC	(32,085)	4,769	975

Total income tax (benefit) expense:	(29,317)	17,889	40,970

Summary of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As at August 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	38,192	37,620
Less: valuation allowance	(11,250)	(12,283)

Total deferred tax assets	26,942	25,337

Deferred tax liabilities:
Intangible assets	5,924	5,294

Total deferred tax liabilities	5,924	5,294

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Beginning balance	28,209	17,479	11,250
Additions	10,881	7,510	4,836
Reversal	(21,375)	(13,666)	(3,257)
Expired	(236)	(73)	(546)

Ending balance	17,479	11,250	12,283

Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in calendar year 2015, 2016 and 2017 to income before income taxes and the actual provision for income tax was as follows:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Net (loss) income before provision for income tax	(69,229)	20,805	232,779
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(17,308)	5,201	58,195
Effect of expenses that are not deductible in determining taxable profit	479	23,927	265
Unrecognized tax losses	10,881	7,510	4,836
Utilization of tax losses previously not recognized	(21,375)	(13,666)	(3,257)
Expiration of tax losses previously recognized	—	—	898
Effect of income tax exemptions	(1,943)	(4,831)	(19,967)
Others	(51)	(252)	—

Income tax (benefit) expense recognized in profit or loss	(29,317)	17,889	40,970